Earnings per Share - Summary of Earnings per Share ("EPS") (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic EPS
Net income (loss) attributable to parent company	$ 128	$ (500)	$ (1,158)
Weighted average shares outstanding	886,532,167	889,541,922	886,699,953
Basic EPS	$ 0.14	$ (0.56)	$ (1.31)
Diluted EPS
Net income (loss) attributable to parent company	128	(500)	(1,158)
Net income (loss) attributable to parent company adjusted	$ 128	$ (500)	$ (1,158)
Weighted average shares outstanding	886,532,167	889,541,922	886,699,953
Dilutive effect of unvested shares	3,278,537
Number of shares used in calculating diluted EPS	889,810,704	889,541,922	886,699,953
Diluted EPS	$ 0.14	$ (0.56)	$ (1.31)